Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Cash	173	304
Bank accounts (b)	185,276	37,836
Time deposits (c)	50,000	171,906
	235,449	210,046

(b)Bank accounts earn interest at floating rates based on market rates.

(c)As of December 31, 2020 and 2019, time deposits were kept in prime financial institutions, which generated interest at annual market rates and have current maturities, according to the immediate cash needs of the Group.

Minera Yanacocha SRL and subsidiary [Member]
Cash and cash equivalents
Cash and cash equivalents

5.     Cash and cash equivalents

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Petty cash	22	22
Bank accounts	51,279	56,822
Term deposits (b)	819,628	761,659

	870,929	818,503

(b)The term deposit balance is made up as follows:

	2020	2019
	US$(000)	US$(000)

JP Morgan	404,319	501,916
Citibank	215,073	214,282
Santander	50,114	—
BNP Paribas	50,080	45,461
Standard Chartered	50,031	—
MUFG Bank	50,011	—

	819,628	761,659

The bank accounts and term deposits yield interest at market rates. The carrying amounts approximate the fair value due to the short maturity of these balances, which are less than 90 days.

Sociedad Minera Cerro Verde S.A.A. [Member]
Cash and cash equivalents
Cash and cash equivalents

3.      Cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2020	2019
	US$(000)	US$(000)

Cash in banks	3,910	10,119
Cash equivalents (a)	529,820	471,372

	533,730	481,491

(a)Cash equivalents as of December 31, 2020, includes short-term deposits with Scotiabank Peru of US$125.0 million, Citibank NY of US$92.3 million and a portfolio of investments in highly marketable liquid investments (investments classified as “AAA” by Standard & Poor’s and Moody’s) of US$312.5 million, which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.